Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of preparation

(a) Basis of preparation

These general purpose financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board and the Corporations Act 2001.

Radiopharm Theranostics Limited is a for-profit entity for the purpose of preparing the financial statements.

(i) Compliance with IFRS

The financial statements of the Radiopharm Theranostics Limited group also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

(ii) Historical cost convention

The financial statements has been prepared on a historical cost basis.

(iii) Going concern

For the year ended June 30, 2025, the group incurred a total comprehensive loss of $37,878,423 (2024: 47,746,163) and net cash outflows from operations of $36,645,477 (2024: $22,975,935). As at June 30, 2025 the group held total cash and cash equivalents of $29,116,835 and net current assets of $24,921,003.

The group expects to continue to incur losses and cash outflows for the foreseeable future as it continues to invest in resources in research and development activities for their clinical pipeline.

The group’s ongoing viability and ability to continue as a going concern depends on its capacity to meet debts and commitments as they fall due. Based on current budget forecast assumptions, the group is in a position to meet future commitments in the current business cycle and pay its debts as and when they fall due. Furthermore, the group is able to progress its research and development programs for at least the next 12 months. In addition, the group has the ability to employ cash management strategies such as delaying or reducing some operating activities and raise further capital subject to maintaining an active listing on the NASDAQ exchange as well as compliance with the group’s obligations under ASX Listing Rule 7.1. The group’s track record of successful capital raises provides confidence in their ability to secure funding if required.

Based on the above, the directors are satisfied that the group is able to meet their commitments over the next 12 months, and for that reason the financial statements have been prepared on the basis that the group is a going concern.

(iv) New standards and interpretations not yet adopted

There are no standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting years and on foreseeable future transactions.

(v) Listing Rule 4.10.19

In accordance with LR 4.10.19, the company has used the cash and assets in a form readily convertible to cash that it had at the time of admission to the Official listing of ASX Limited on 23 November 2021, in a way that is consistent with its business objectives, during the period from admission to 30 June 2025.

Principles of consolidation

(b) Principles of consolidation

(i) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the group.

Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the group.

Foreign currency translation

(c) Foreign currency translation

(i) Functional and presentation currency

Items included in the financial statements of the group are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The financial statements are presented in the Australian dollar ($), which is Radiopharm Theranostics Limited’s functional and presentation currency. The subsidiaries of Radiopharm Theranostics Limited; Radiopharm Theranositcs (USA) Inc and Radiopharm Ventures LLC both use USD as their functional currency. Upon consolidation, these USD amounts are converted to AUD for use in this report.

(ii) Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are generally recognized in profit or loss.

Foreign exchange gains and losses that relate to borrowings are presented in the consolidated statement of profit or loss and other comprehensive income, within finance costs. All other foreign exchange gains and losses are presented in the consolidated statement of profit or loss and other comprehensive income on a net basis within finance income.

Impairment of assets

(d) Impairment of assets

Intangible assets are tested at each reporting period for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting year. Assets are also assessed if they are ready-for-use each reporting period and will be commence amortization once ready-for-use.

Cash and cash equivalents

(e) Cash and cash equivalents

For the purpose of presentation in the consolidated statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

Trade receivables

(f) Trade receivables

Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less loss allowance.

Collectability of trade receivables is reviewed on an ongoing basis. Debts which are known to be uncollectible are written off by reducing the carrying amount directly. An allowance account (provision for impairment of trade receivables) is used when there is objective evidence that the group will not be able to collect all amounts due according to the original terms of the receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payments (more than 30 days overdue) are considered indicators that the trade receivable is impaired. The amount of the impairment allowance is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Cash flows relating to short-term receivables are not discounted if the effect of discounting is immaterial.

The amount of the impairment loss is recognized in profit or loss within other expenses. When a trade receivable for which an impairment allowance had been recognized becomes uncollectible in a subsequent year, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against other expenses in profit or loss.

Assets classified as held for sale

(g) Assets classified as held for sale

Assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

A loss is recognized for any initial or subsequent write-down of the asset to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset is recognized at the date of derecognition.

Investments and other financial assets

(h) Investments and other financial assets

(i) Classification

The group classifies its financial assets in the following categories:

●	those to be measured subsequently at fair value (either through OCI or through profit or loss), and
●	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

For assets measured at fair value, gains and losses will either be recorded in profit or loss or OCI. For investments in equity instruments that are not held for trading, this will depend on whether the group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

(ii) Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the group has transferred substantially all the risks and rewards of ownership.

(iii) Measurement

At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

(iv) Financial instruments

Subsequent measurement of financial instruments depends on the group’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which the group classifies its financial instruments:

●	Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in other gains/(losses) together with foreign exchange gains and losses. Impairment losses are presented as separate line item in the consolidated statement of profit or loss.
●	FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss and recognized in other gains/(losses). Interest income from these financial assets is included in finance income using the effective interest rate method. Foreign exchange gains and losses are presented in other gains/(losses) and impairment expenses are presented as separate line item in the consolidated statement of profit or loss.
●	FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented net within other gains/(losses) in the year in which it arises.

(v) Impairment

The group assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

Classification and measurement of financial liabilities

(i) Classification and measurement of financial liabilities

Financial liabilities are initially measured at fair value, and where applicable adjusted for transaction costs unless the group designated a financial liability at fair value through profit or loss.

Subsequently, financial liabilities are measured at amortized cost using the effective interest method designated at FVTPL, which are carried subsequently at fair value with gains or losses recognized in profit or loss.

All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within finance costs or finance income.

Intangible assets

(j) Intangible assets

Intangible assets are initially measured at cost. Following initial recognition, intangible assets are carried at historical cost, less any accumulated amortization and impairment losses. The useful lives of intangible assets that are available for use are assessed to be either finite or indefinite. Intangible assets with finite lives are amortized over the useful life and assessed for impairment whenever there is an indication of impairment. Amortization methods and periods for an intangible asset with a finite useful life is reviewed at least at each financial year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization method and/or period, as appropriate, which is a change in accounting estimate and applied prospectively. The amortization expense on intangible assets with finite lives is recognized in the consolidated statement of profit or loss and other comprehensive income.

(i) Acquisition of intangible assets

The group has applied judgement in determining the accounting treatment for the acquisition of license agreements. License agreements have been determined to be stand-alone transactions, independent from any other agreement entered between the group and the licensor.

Future changes to probability of milestones becoming payable in subsequent periods will be captured in the consolidated statement of profit or loss and other comprehensive income.

Contingent consideration on the acquisition of intangible assets is initially measured at fair value, and subsequently measured at amortized cost using the effective interest method.

Future changes to probability of milestones becoming payable in subsequent periods, and other changes which impact the carrying amount of contingent consideration, will be captured in the consolidated statement of profit or loss.

(ii) Research and development

Expenditure on research activities, undertaken with the prospect of obtaining new scientific or technical knowledge and understanding, is recognized in the consolidated statement of profit or loss and other comprehensive income as an expense when it is incurred.

Expenditure on development activities, being the application of research findings or other knowledge to a plan or design for the production of new or substantially improved products or services before the start of commercial production or use, is capitalized if it is probable that the product or service is technically and commercially feasible, will generate probable economic benefits, adequate resources are available to complete development and cost can be measured reliably. Other development expenditure is recognized in the consolidated statement of profit or loss and other comprehensive income as an expense as incurred.

(iii) Amortization methods and useful lives

Management has assessed capitalized patents, licenses and other rights as available for their intended use. These assets are amortized on a straight-line basis over the period of their expected benefit.

Trade and other payables

(k) Trade and other payables

These amounts represent liabilities for goods and services provided to the group prior to the end of financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting year. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Contributed equity

(l) Contributed equity

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Loss per share

(m) Loss per share

(i) Basic loss per share

Basic earnings per share is calculated by dividing:

●	the profit attributable to owners of the group, excluding any costs of servicing equity other than ordinary shares
●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year.

(ii) Diluted loss per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:

●	the after income tax effect of interest and other financing costs associated with dilutive potential ordinary shares, and
●	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Revenue recognition

(n) Revenue recognition

The group recognizes revenue as follows:

Revenue from contracts with customers

Revenue is recognized at an amount that reflects the consideration to which the consolidated entity is expected to be entitled in exchange for transferring goods or services to a customer. For each contract with a customer, the group: identifies the contract with a customer; identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct good or service to be delivered; and recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the goods or services promised.

Variable consideration within the transaction price, if any, reflects concessions provided to the customer such as discounts or rebates, any potential bonuses receivable from the customer and any other contingent events. Such estimates are determined using either the ‘expected value’ or ‘most likely amount’ method. This is based on their experience and considering industry information on clinical trial success rates and related parameters. The measurement of variable consideration is subject to a constraining principle whereby revenue will only be recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The measurement constraint continues until the uncertainty associated with the variable consideration is subsequently resolved. Amounts received that are subject to the constraining principle are recognized as a refund liability.